Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Mar. 20, 2023	Mar. 16, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheets
Series A-1 convertible preferred shares, par value per share (in dollars per share)		$ 0.001			$ 0.001
Series A-1 convertible preferred shares authorized (in shares)		0			13,510,415
Series A-1 convertible preferred shares issued (in shares)		0			13,510,415
Series A-1 convertible preferred shares outstanding (in shares)		0			13,510,415
Preferred shares, par value per share (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares authorized (in shares)	1,000,000	1,000,000		1,000,000	0
Preferred shares issued (in shares)	0	0			0
Preferred shares outstanding (in shares)	0	0			0
Class A ordinary shares, par value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares authorized (in shares)	300,000,000	300,000,000		300,000,000	1,884,649
Class A ordinary shares issued (in shares)	43,593,678	43,593,678			279,720
Class A ordinary shares outstanding (in shares)	43,593,678	43,593,678			279,720